Insurance Contracts_The Maximum Exposures To Insurance Price Risk(Details - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 21,816	₩ 19,415
After reinsurance mitigation	₩ 14,681	₩ 13,695
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	65.90%	68.90%
Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 14,356	₩ 13,662
After reinsurance mitigation	10,279	9,272
Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,331	1,341
After reinsurance mitigation	899	947
Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,233	1,022
After reinsurance mitigation	747	777
Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	3,326	2,341
After reinsurance mitigation	1,977	1,856
Actual losses for medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	817	468
After reinsurance mitigation	403	299
Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	753	581
After reinsurance mitigation	₩ 376	₩ 544